SECURED BORROWINGS, Magellan Acquisition Limited Facility (Details) - Secured Borrowings [Member] $ in Thousands		9 Months Ended
		Sep. 30, 2019 USD ($) Aircraft Appraiser	Dec. 31, 2018 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding	[1]	$ 1,941,303	$ 2,416,807
Magellan Acquisition Limited Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	[1]	$ 285,320	$ 305,226
Number of aircraft serving as security | Aircraft		8
Maturity date		Dec. 08, 2025
Minimum tangible net worth required for compliance		$ 325,000
Number of independent appraisers | Appraiser		3
Minimum liquidity required for compliance		$ 25,000
Magellan Acquisition Limited Facility [Member] | Maximum [Member]
Secured Borrowings [Abstract]
Loan-to-value ratio		75.00%
Magellan Acquisition Limited Facility Loans [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate		1 month
Basis spread on variable rate		1.65%
Magellan Acquisition Limited Facility Notes [Member]
Secured Borrowings [Abstract]
Interest rate		3.93%

[1]	As of September 30, 2019 and December 31, 2018, accrued interest on secured borrowings totaled $11.4 million and $10.9 million, respectively.